                                    NEW YORK LIFE INSURANCE COMPANY
                                    51 Madison Avenue
                                    New York, NY 10010
                                    Bus: 212-576-7558
                                    Fax: 212-576-8339
                                    E-Mail: charles_a_whites@newyorklife.com
                                    www.newyorklife.com

                                    CHARLES A. WHITES, JR.
                                    Assistant General Counsel

VIA EDGAR
---------

February 13, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.
20549

Re:      New York Life Insurance and Annuity Corporation
         Variable Annuity Separate Account-III
         Form N-4 Registration Statement

         File Nos. 033-87382 and 811-08904
         CIK #0000934298

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation ("NYLIAC") and NYLIAC Variable Annuity Separate Account-III is Post-Effective Amendment No. 29 to the registration statement on From N-4 under the Securities Act of 1933 ("1933 Act") and Amendment No. 80 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are offered through variable annuity contracts, marketed under the following names: New York Life Variable Annuity (formerly LifeStages (R) Variable Annuity), New York Life Access (formerly LifeStages (R) Access), New York Life Access (formerly MainStay Access), New York Life Plus (formerly MainStay Plus) New York Life Essentials (formerly LifeStages (R) Essentials) and New York Life Plus II (formerly MainStay Plus
II). The Amendment contains six Prospectuses along with exhibits to the Amendment, which are either submitted or incorporated thereto by reference.

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act for the purpose of noting the increase in the current charge for the Investment Protection Plan Rider. We previously filed prospectus supplements pursuant to Rule 497 for the variable annuity contracts for the New York Life Variable Annuity, New York Life Plus II Variable Annuity, and New York Life Essentials Variable Annuity to disclose the Investment Protection Plan Rider current charge increase. The prospectuses contained in the Amendment for the New York Life Variable Annuity, New York Life Plus II Variable Annuity, and New York Life Essentials Variable Annuity note the increase in the current charge for the Investment Protection Plan Rider. No material changes were made to the Prospectuses contained in the Amendment other than those necessary to disclose the increase in the current charge for the Investment Protection Plan Rider.

Securities and Exchange Commission
February 13, 2009
Page 2



If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

                                            Very truly yours,



                                            /s/ Charles A. Whites, Jr.
                                            --------------------------
                                            Charles A. Whites, Jr.
                                            Assistant General Counsel

Enclosures